Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 Trust Location Branches Office
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust	5
Number of locations | Location	35
Number of branch offices | Branches	30
Number of loan production office | Office	1
DELAWARE
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust	4
CONNECTICUT
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust	1